3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: n) New accounting standards adopted (Policies)	24 Months Ended
Dec. 31, 2020
Policies
n) New accounting standards adopted

n)New accounting standards adopted

In October 2018, the IASB issued amendments to IFRS 3, Business Combinations that narrowed and clarified the definition of a business. The amendments permit a simplified assessment of whether an acquired set of activities and assets is a group of assets rather than a business. The amendments are effective January 1, 2020 with earlier adoption permitted. The amendments apply to business combinations after the date of adoption. At January 1, 2020, the Company adopted this standard and there was no material impact on the Company's consolidated financial statements.

In October 2018, the IASB issued amendments to IAS 1, Presentation of Financial Statements and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors. The amendments make minor changes to the definition of the term "material" and align the definition across all IFRS Standards. Materiality is used in making judgments related to the preparation of consolidated financial statements. The amendments are effective January 1, 2020 with earlier adoption permitted. At January 1, 2020, the Company adopted this standard and there was no material impact on the Company's consolidated financial statements.